Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

14. Leases

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining lease terms of one month to eighteen years.

Total lease costs were RMB110,993, RMB39,327 and RMB26,469 for the year ended December 31, 2019, 2020 and 2021, including short-term lease costs within 12 months of RMB21,726, RMB6,653 and RMB2,540, respectively.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	42,293	48,115	7,550
LIABILITIES
Operating lease liabilities, current	18,264	16,556	2,598
Operating lease liabilities, non-current	34,367	38,832	6,094
Total	52,631	55,388	8,692

Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	38,399	26,000
Right-of-use assets obtained in exchange for operating lease liabilities	28,444	43,855

14. Leases – continued

Other information related to lease is as follows:

	As of December 31,
	2020	2021
Weighted average remaining lease term(years)	6.97	6.81
Weighted average discount rate	5%	5%

As of December 31, 2021, maturities of lease liabilities (excluding lease payments of RMB1,015 for the leases with lease terms less than one year) are as follows:

As of December 31,
2021
RMB
2022	18,853
2023	16,417
2024	5,480
2025	2,948
2026 and thereafter	23,352
Total minimum lease payments	67,050
Less: interest	(11,662)
Present value of lease obligations	55,388